UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents
PIMCO Dividend and Income Builder Fund

PIMCO Emerging Multi-Asset Fund

PIMCO EqS® Dividend Fund

PIMCO EqS® Emerging Markets Fund

PIMCO EqS® Long/Short Fund

PIMCO EqS Pathfinder Fund®

Schedule of Investments

PIMCO Dividend and Income Builder Fund

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ASSET-BACKED SECURITIES 0.1%
UNITED STATES 0.1%
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 01/25/2032	$17	$15
EMC Mortgage Loan Trust
0.854% due 02/25/2041	78	70
Morgan Stanley Home Equity Loan Trust
0.304% due 12/25/2036	226	145

Total Asset-Backed Securities (Cost $199)		230

	SHARES
COMMON STOCKS 83.3%
AUSTRALIA 3.8%
FINANCIALS 2.1%
Australia & New Zealand Banking Group Ltd.	187,208	5,584

INDUSTRIALS 0.9%
Ausdrill Ltd.	729,684	2,216

MATERIALS 0.8%
Kingsgate Consolidated Ltd.	531,101	2,161

Total Australia		9,961

BRAZIL 2.6%
INDUSTRIALS 0.8%
Arteris S.A.	200,300	2,251

UTILITIES 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR (b)	98,288	4,691

Total Brazil		6,942

CANADA 1.7%
CONSUMER DISCRETIONARY 1.7%
Aimia, Inc.	294,391	4,463

Total Canada		4,463

CHINA 1.2%
INDUSTRIALS 1.2%
Guangshen Railway Co. Ltd. ‘H’	2,148,000	1,054
Zhejiang Expressway Co. Ltd. ‘H’	2,748,000	2,170

Total China		3,224

CYPRUS 1.6%
ENERGY 1.6%
ProSafe SE	438,182	4,277

Total Cyprus		4,277

FINLAND 2.6%
MATERIALS 2.6%
UPM-Kymmene OYJ	612,060	6,846

Total Finland		6,846

FRANCE 5.5%
ENERGY 2.5%
Total S.A.	141,276	6,766

HEALTH CARE 3.0%
Sanofi	77,762	7,931

Total France		14,697

GERMANY 2.1%
TELECOMMUNICATION SERVICES 2.1%
Telefonica Deutschland Holding AG (b)	742,552	5,701

Total Germany		5,701

HONG KONG 1.6%
CONSUMER DISCRETIONARY 0.4%
Tianneng Power International Ltd.	1,528,000	1,026

INDUSTRIALS 0.8%
Yuexiu Transport Infrastructure Ltd.	4,234,000	2,217

TELECOMMUNICATION SERVICES 0.4%
SmarTone Telecommunications Holdings Ltd.	672,500	1,111

Total Hong Kong		4,354

ITALY 1.3%
INDUSTRIALS 1.3%
Societa Iniziative Autostradali e Servizi SpA	361,141	3,388

Total Italy		3,388

JAPAN 2.4%
CONSUMER STAPLES 0.9%
Japan Tobacco, Inc.	71,200	2,278

TELECOMMUNICATION SERVICES 1.5%
Nippon Telegraph & Telephone Corp.	91,100	3,977

Total Japan		6,255

MACAU 0.5%
CONSUMER DISCRETIONARY 0.5%
Wynn Macau Ltd. (b)	504,000	1,346

Total Macau		1,346

NETHERLANDS 4.0%
ENERGY 2.3%
Royal Dutch Shell PLC ‘A’	192,020	6,226

INDUSTRIALS 1.7%
Koninklijke Philips Electronics NV	150,451	4,451

Total Netherlands		10,677

NORWAY 1.6%
CONSUMER STAPLES 1.6%
Orkla ASA	537,294	4,319

Total Norway		4,319

QATAR 0.8%
UTILITIES 0.8%
Qatar Electricity & Water Co.	56,183	2,137

Total Qatar		2,137

SOUTH AFRICA 3.4%
HEALTH CARE 0.9%
Life Healthcare Group Holdings Ltd.	618,942	2,329

MATERIALS 1.5%
Gold Fields Ltd.	21,478	166
Gold Fields Ltd. SP - ADR	484,675	3,756

		3,922

TELECOMMUNICATION SERVICES 1.0%
MTN Group Ltd.	157,940	2,776

Total South Africa		9,027

SPAIN 2.6%
UTILITIES 2.6%
Enagas S.A.	293,395	6,843

Total Spain		6,843

SWITZERLAND 6.3%
HEALTH CARE 6.3%
Novartis AG	122,085	8,701
Roche Holding AG	34,827	8,119

Total Switzerland		16,820

THAILAND 0.4%
INDUSTRIALS 0.4%
Bangkok Expressway PCL	862,600	1,174

Total Thailand		1,174

UNITED KINGDOM 10.7%
CONSUMER STAPLES 2.6%
Imperial Tobacco Group PLC	195,946	6,853

FINANCIALS 3.8%
HSBC Holdings PLC	474,459	5,062
IG Group Holdings PLC	274,794	2,235
Intermediate Capital Group PLC	432,676	2,791

		10,088

INDUSTRIALS 1.3%
Carillion PLC	821,404	3,404

TELECOMMUNICATION SERVICES 3.0%
BT Group PLC	1,341,732	5,667
Inmarsat PLC	218,201	2,336

		8,003

Total United Kingdom		28,348

UNITED STATES 26.6%
CONSUMER DISCRETIONARY 1.7%
Kohl’s Corp.	98,640	4,550

CONSUMER STAPLES 3.4%
Walgreen Co.	186,785	8,906

ENERGY 3.0%
Marathon Petroleum Corp.	50,227	4,500
MPLX LP	90,990	3,408

		7,908

FINANCIALS 7.6%
JPMorgan Chase & Co.	119,240	5,659
KeyCorp	564,903	5,626
Solar Capital Ltd.	192,331	4,518
Solar Senior Capital Ltd.	230,097	4,418

		20,221

HEALTH CARE 4.3%
Baxter International, Inc.	31,467	2,286
Medtronic, Inc.	48,127	2,260
Pfizer, Inc.	236,501	6,825

		11,371

INDUSTRIALS 1.7%
Lockheed Martin Corp.	47,721	4,606

INFORMATION TECHNOLOGY 4.9%
Cisco Systems, Inc.	106,178	2,220
Intel Corp.	182,385	3,985
Microsoft Corp.	239,644	6,857

		13,062

Total United States		70,624

Total Common Stocks (Cost $211,499)		221,423

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 7.8%
AUSTRALIA 0.1%
INDUSTRIALS 0.1%
Asciano Finance Ltd.
5.000% due 04/07/2018	$100	110
FMG Resources Pty. Ltd.
7.000% due 11/01/2015	100	105
6.375% due 02/01/2016	100	103

Total Australia		318

AUSTRIA 0.1%
INDUSTRIALS 0.1%
OGX Austria GmbH
8.500% due 06/01/2018	200	157
8.375% due 04/01/2022	200	151

Total Austria		308

BRAZIL 0.2%
INDUSTRIALS 0.2%
Braskem America Finance Co.
7.125% due 07/22/2041	200	208
Braskem Finance Ltd.
7.000% due 05/07/2020	100	113
Petrobras International Finance Co.
5.375% due 01/27/2021	100	108

Total Brazil		429

CAYMAN ISLANDS 0.2%
BANKING & FINANCE 0.1%
IPIC GMTN Ltd.
5.000% due 11/15/2020	250	284

UTILITIES 0.1%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		95	105

Total Cayman Islands			389

FINLAND 0.1%
INDUSTRIALS 0.1%
Nokia OYJ
5.375% due 05/15/2019		100	96
5.500% due 02/04/2014	EUR	100	132

Total Finland			228

FRANCE 0.2%
BANKING & FINANCE 0.2%
Banque PSA Finance S.A.
2.205% due 04/04/2014		$250	248
RCI Banque S.A.
4.600% due 04/12/2016		100	105
3.500% due 04/03/2018 (a)		200	201

Total France			554

GERMANY 0.1%
INDUSTRIALS 0.1%
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	100	145
Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018		90	130

Total Germany			275

IRELAND 0.3%
INDUSTRIALS 0.1%
Nara Cable Funding Ltd.
8.875% due 12/01/2018		200	270
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		$100	110

			380

UTILITIES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		100	128
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		300	323

			451

Total Ireland			831

ITALY 0.1%
BANKING & FINANCE 0.1%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		200	206
3.125% due 01/15/2016		100	98

Total Italy			304

JAPAN 0.1%
UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	262

Total Japan			262

LUXEMBOURG 0.9%
BANKING & FINANCE 0.3%
Fiat Finance & Trade S.A.
7.625% due 09/15/2014		100	136
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$200	224

Wind Acquisition Finance S.A.
7.250% due 02/15/2018		400	418

			778

INDUSTRIALS 0.4%
ArcelorMittal
6.000% due 03/01/2021		100	105
7.500% due 10/15/2039		200	207
INEOS Group Holdings S.A.
8.500% due 02/15/2016		300	306
7.875% due 02/15/2016	EUR	200	259
OXEA Finance & Cy S.C.A.
9.625% due 07/15/2017		86	120

			997

UTILITIES 0.2%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$200	232
Telecom Italia Capital S.A.
7.721% due 06/04/2038		300	314
			546

Total Luxembourg			2,321

MEXICO 0.3%
INDUSTRIALS 0.3%
America Movil S.A.B. de C.V.
9.000% due 01/15/2016	MXN	3,400	300
8.460% due 12/18/2036		1,000	93
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022		$300	258
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		300	260

Total Mexico			911

NETHERLANDS 0.2%
INDUSTRIALS 0.1%
Schaeffler Finance BV
7.750% due 02/15/2017		100	113
UPC Holding BV
9.875% due 04/15/2018		100	112

			225

UTILITIES 0.1%
Enel Finance International NV
6.800% due 09/15/2037		200	208

Total Netherlands			433

NORWAY 0.1%
BANKING & FINANCE 0.1%
Eksportfinans ASA
1.600% due 03/20/2014	JPY	10,000	104
3.000% due 11/17/2014		$135	134

Total Norway			238

QATAR 0.2%
INDUSTRIALS 0.1%
Nakilat, Inc.
6.067% due 12/31/2033		200	244

UTILITIES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		250	316

Total Qatar			560

SPAIN 0.2%
BANKING & FINANCE 0.1%
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		300	308

INDUSTRIALS 0.1%
Obrascon Huarte Lain S.A.
8.750% due 03/15/2018	EUR	200	283

Total Spain			591

UNITED ARAB EMIRATES 0.1%
INDUSTRIALS 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$76	86
5.500% due 12/15/2021		200	232

Total United Arab Emirates			318

UNITED KINGDOM 1.2%
BANKING & FINANCE 0.7%
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	300	617
LBG Capital PLC
15.000% due 12/21/2019		300	656
7.869% due 08/25/2020		100	160
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	278
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	100	155

			1,866

INDUSTRIALS 0.5%
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		$400	431
Enterprise Inns PLC
6.875% due 02/15/2021	GBP	200	292
Greene King Finance PLC
5.106% due 03/15/2034		100	154
Spirit Issuer PLC
6.582% due 12/28/2027		200	301

			1,178

Total United Kingdom			3,044

UNITED STATES 2.7%
BANKING & FINANCE 0.8%
American International Group, Inc.
6.765% due 11/15/2017		100	182
Bank of America Corp.
6.000% due 09/01/2017		$100	116
Cantor Fitzgerald LP
7.875% due 10/15/2019		200	211
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		300	341
Merrill Lynch & Co., Inc.
7.750% due 04/30/2018	GBP	100	190
Morgan Stanley
6.250% due 08/28/2017		$100	117
7.300% due 05/13/2019		100	124
SLM Corp.
0.533% due 06/17/2013	EUR	100	128
6.250% due 01/25/2016		$200	219
Springleaf Finance Corp.
5.400% due 12/01/2015		500	516
6.900% due 12/15/2017		100	101

			2,245

INDUSTRIALS 1.5%
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		200	185
Aleris International, Inc.
7.625% due 02/15/2018		300	319
Altria Group, Inc.
10.200% due 02/06/2039		200	338
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		300	330
CONSOL Energy, Inc.
8.000% due 04/01/2017		100	108
Crown Castle Towers LLC
6.113% due 01/15/2040		100	123

CVS Pass-Through Trust
8.353% due 07/10/2031	93	127
Dell, Inc.
5.650% due 04/15/2018	100	105
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2021	100	108
HCA, Inc.
6.500% due 02/15/2020	100	113
HD Supply, Inc.
8.125% due 04/15/2019	100	114
Hexion U.S. Finance Corp.
8.875% due 02/01/2018	300	312
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	500	536
Noranda Aluminum Acquisition Corp.
4.524% due 05/15/2015	200	200
Reynolds Group Issuer, Inc.
8.500% due 05/15/2018	100	106
9.875% due 08/15/2019	100	110
Rockies Express Pipeline LLC
6.850% due 07/15/2018	100	103
5.625% due 04/15/2020	200	186
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	100	112
Vector Group Ltd.
7.750% due 02/15/2021	300	316
Warner Chilcott Co. LLC
7.750% due 09/15/2018	100	107

		4,058

UTILITIES 0.4%
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	300	357
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	150	153
NGPL PipeCo LLC
7.119% due 12/15/2017	100	107
9.625% due 06/01/2019	200	225
NRG Energy, Inc.
7.875% due 05/15/2021	100	112
7.625% due 01/15/2018	100	114

		1,068

Total United States		7,371

VENEZUELA 0.2%
INDUSTRIALS 0.2%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017	600	585

Total Venezuela		585

VIRGIN ISLANDS (BRITISH) 0.2%
INDUSTRIALS 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	200	197

UTILITIES 0.1%
TNK-BP Finance S.A.
7.875% due 03/13/2018	200	241

Total Virgin Islands (British)		438

Total Corporate Bonds & Notes (Cost $20,091)		20,708

	UNITS
EQUITY-LINKED SECURITIES 0.8%
SAUDI ARABIA 0.8%
CONSUMER STAPLES 0.8%
HSBC Bank PLC, Etihad Etisalat Co. - Exp. 3/30/2015	100,027	2,174

Total Equity-Linked Securities (Cost $1,978)		2,174

	PRINCIPAL AMOUNT (000s)
MORTGAGE-BACKED SECURITIES 1.5%
UNITED STATES 1.5%
Alternative Loan Trust
6.250% due 12/25/2036	$60	49
Banc of America Alternative Loan Trust
6.000% due 07/25/2046	264	223
Banc of America Funding Corp.
5.449% due 05/20/2036	74	73
Banc of America Mortgage Trust
5.689% due 11/20/2046	44	40
6.000% due 10/25/2036	89	80
Bear Stearns Alt-A Trust
3.062% due 05/25/2036	267	151
Chase Mortgage Finance Corp.
3.045% due 09/25/2036	147	128
Citigroup Mortgage Loan Trust, Inc.
2.887% due 07/25/2046 ^	34	26
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^	248	188
6.000% due 03/25/2037 ^	97	76
6.000% due 06/25/2037 ^	1,037	853
Countrywide Home Loan Mortgage Pass-Through Trust
0.704% due 07/25/2037 ^	84	56
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^	33	24
6.000% due 01/25/2036	101	79
CSMC Mortgage-Backed Trust
5.000% due 03/25/2037	9	8
6.750% due 08/25/2036 ^	39	30
Deutsche ALT-A Securities, Inc.
0.404% due 02/25/2047	37	29
First Horizon Alternative Mortgage Securities
2.493% due 06/25/2036	964	727
Harborview Mortgage Loan Trust
0.543% due 06/20/2035	6	6
5.450% due 06/19/2036 ^	41	30
Indymac Index Mortgage Loan Trust
4.844% due 08/25/2035	161	134
JPMorgan Alternative Loan Trust
5.609% due 05/26/2037	163	139
Merrill Lynch Mortgage Investors Trust
2.598% due 02/25/2036	21	20
3.024% due 03/25/2036 ^	30	21
Morgan Stanley Mortgage Loan Trust
2.649% due 06/25/2037	1,011	603
6.000% due 10/25/2037 ^	119	95
Residential Accredit Loans, Inc. Trust
0.604% due 10/25/2045	221	158
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	32	29

Total Mortgage-Backed Securities (Cost $3,732)		4,075

MUNICIPAL BONDS & NOTES 0.2%
MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034		100	88

Total Michigan			88

VIRGINIA 0.0%
Tobacco Settlement Financing Corp. Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		100	74

Total Virginia			74

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		300	259

Total West Virginia			259

Total Municipal Bonds & Notes (Cost $399)			421

SOVEREIGN ISSUES 1.9%
AUSTRALIA 0.3%
New South Wales Treasury Corp.
6.000% due 03/01/2022	AUD	600	709

Total Australia			709

CANADA 0.5%
Province of Ontario
3.150% due 06/02/2022	CAD	600	615
Province of Quebec
4.500% due 12/01/2018		250	278
4.500% due 12/01/2019		350	392

Total Canada			1,285

INDONESIA 0.1%
Indonesia Government International Bond
8.250% due 06/15/2032	IDR	2,100,000	256

Total Indonesia			256

MEXICO 0.1%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	2,500	210

Total Mexico			210

SOUTH AFRICA 0.2%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	5,600	662

Total South Africa			662

SPAIN 0.6%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	100	125
4.125% due 04/23/2013		200	256
4.750% due 06/04/2018		300	355
Autonomous Community of Madrid Spain
5.750% due 02/01/2018		400	531
Xunta de Galicia
6.131% due 04/03/2018		200	268

Total Spain			1,535

VENEZUELA 0.1%
Venezuela Government International Bond
7.650% due 04/21/2025		$100	88

7.750% due 10/13/2019	200	188

Total Venezuela		276

Total Sovereign Issues (Cost $5,009)		4,933

SHORT-TERM INSTRUMENTS 5.3%
REPURCHASE AGREEMENTS 0.8%
Banc of America Securities LLC
0.210% due 04/01/2013	1,100	1,100
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% - 0.875% due 01/31/2017 - 05/31/2017 valued at $1,126. Repurchase proceeds are $1,100.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	1,100	1,100
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $1,127. Repurchase proceeds are $1,100.)

		2,200

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 4.5%
PIMCO Short-Term Floating NAV Portfolio	1,181,359	11,822

Total Short-Term Instruments (Cost $14,021)		14,022

Total Investments 100.9% (Cost $256,928)		$267,986
Other Assets and Liabilities (Net) (0.9%)		(2,303)

Net Assets 100.0%		$265,683

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Cash of $163 has been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
British pound currency June Futures	Short	06/2013	13	$(21)
Euro currency June Futures	Long	06/2013	17	(45)
Japanese yen currency June Futures	Long	06/2013	32	80

				$14

(f)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	1,671		$1,705	CBK	$0	$(34)	$(34)
04/2013	BRL	797		400	DUB	6	0	6
04/2013		2,474		1,228	FBF	4	0	4
04/2013		1,677		811	UAG	0	(19)	(19)
04/2013	CAD	854		840	BOA	0	(1)	(1)
04/2013		854		840	BRC	0	(1)	(1)
04/2013		854		840	CBK	0	(1)	(1)
04/2013	CHF	8,025		8,628	CBK	174	0	174
04/2013	EUR	1,026		1,344	DUB	29	0	29
04/2013		7,192		9,557	GLM	338	0	338
04/2013	GBP	7,011		10,585	DUB	0	(68)	(68)
04/2013		18		27	SSB	0	0	0
04/2013	JPY	445,473		4,679	BOA	0	(54)	(54)
04/2013	NOK	29,336		5,150	UAG	127	0	127
04/2013	THB	2,791		90	JPM	0	(5)	(5)
04/2013		$396	BRL	797	DUB	0	(1)	(1)
04/2013		1,258		2,474	FBF	0	(34)	(34)
04/2013		833		1,677	UAG	0	(3)	(3)
04/2013		830	CAD	854	BOA	11	0	11
04/2013		830		854	BRC	10	0	10
04/2013		830		854	CBK	10	0	10
04/2013		8,477	CHF	8,025	FBF	0	(23)	(23)
04/2013		4,781	JPY	445,473	UAG	0	(48)	(48)
04/2013		95	THB	2,791	HUS	0	0	0
04/2013		1,005	ZAR	9,209	GLM	0	(8)	(8)
04/2013	ZAR	3,703		$412	BOA	11	0	11
04/2013		53,631		6,157	HUS	346	0	346
04/2013		6,831		769	JPM	29	0	29
05/2013	AUD	836		870	BRC	2	0	2
05/2013		835		869	DUB	2	0	2
05/2013	CHF	8,025		8,480	FBF	23	0	23
05/2013	EUR	8,218		10,543	MSC	7	0	7
05/2013	GBP	7,011		10,592	UAG	0	(59)	(59)
05/2013	NOK	29,336		5,033	BOA	16	0	16
05/2013		$839	CAD	854	BOA	1	0	1
05/2013		839		854	BRC	1	0	1
05/2013		839		854	CBK	1	0	1
05/2013		4,680	JPY	445,473	BOA	53	0	53
06/2013	BRL	2,474		$1,249	FBF	33	0	33
07/2013	THB	2,791		95	HUS	0	0	0

						$1,234	$(359)	$875

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Asset-Backed Securities
United States	$0	$230	$0	$230
Common Stocks
Australia
Financials	0	5,584	0	5,584
Industrials	0	2,216	0	2,216
Materials	0	2,161	0	2,161
Brazil
Industrials	2,251	0	0	2,251
Utilities	4,691	0	0	4,691
Canada
Consumer Discretionary	4,463	0	0	4,463
China
Industrials	0	3,224	0	3,224
Cyprus
Energy	0	4,277	0	4,277
Finland
Materials	0	6,846	0	6,846
France
Energy	0	6,766	0	6,766
Health Care	0	7,931	0	7,931
Germany
Telecommunication Services	0	5,701	0	5,701
Hong Kong
Consumer Discretionary	0	1,026	0	1,026
Industrials	0	2,217	0	2,217
Telecommunication Services	0	1,111	0	1,111
Italy
Industrials	0	3,388	0	3,388
Japan
Consumer Staples	0	2,278	0	2,278
Telecommunication Services	0	3,977	0	3,977
Macau
Consumer Discretionary	0	1,346	0	1,346
Netherlands
Energy	0	6,226	0	6,226
Industrials	0	4,451	0	4,451
Norway
Consumer Staples	0	4,319	0	4,319
Qatar
Utilities	0	2,137	0	2,137
South Africa
Health Care	2,329	0	0	2,329
Materials	3,756	166	0	3,922
Telecommunication Services	0	2,776	0	2,776
Spain
Utilities	0	6,843	0	6,843
Switzerland
Health Care	0	16,820	0	16,820
Thailand
Industrials	0	1,174	0	1,174
United Kingdom
Consumer Staples	0	6,853	0	6,853
Financials	0	10,088	0	10,088
Industrials	0	3,404	0	3,404
Telecommunication Services	0	8,003	0	8,003
United States
Consumer Discretionary	4,550	0	0	4,550
Consumer Staples	8,906	0	0	8,906
Energy	7,908	0	0	7,908
Financials	20,221	0	0	20,221
Health Care	11,371	0	0	11,371
Industrials	4,606	0	0	4,606
Information Technology	13,062	0	0	13,062
Corporate Bonds & Notes
Australia
Industrials	0	318	0	318
Austria
Industrials	0	308	0	308
Brazil
Industrials	0	429	0	429
Cayman Islands
Banking & Finance	0	284	0	284
Utilities	0	105	0	105
Finland
Industrials	0	228	0	228
France
Banking & Finance	0	554	0	554
Germany
Industrials	0	275	0	275
Ireland
Industrials	0	380	0	380
Utilities	0	451	0	451
Italy
Banking & Finance	0	304	0	304
Japan
Utilities	0	262	0	262
Luxembourg
Banking & Finance	0	778	0	778
Industrials	0	997	0	997
Utilities	0	546	0	546
Mexico
Industrials	0	911	0	911
Netherlands
Industrials	0	225	0	225
Utilities	0	208	0	208
Norway
Banking & Finance	0	238	0	238
Puerto Rico
Industrials	0	107	0	107
Qatar
Industrials	0	244	0	244
Utilities	0	316	0	316
Spain
Banking & Finance	0	308	0	308
Industrials	0	283	0	283
United Arab Emirates
Industrials	0	318	0	318
United Kingdom
Banking & Finance	0	1,866	0	1,866
Industrials	0	1,178	0	1,178
United States
Banking & Finance	0	2,245	0	2,245
Industrials	0	3,731	220	3,951
Utilities	0	1,068	0	1,068
Venezuela
Industrials	0	585	0	585
Virgin Islands (British)
Industrials	0	197	0	197
Utilities	0	241	0	241
Equity-Linked Securities
Saudi Arabia
Consumer Staples	0	2,174	0	2,174
Mortgage-Backed Securities
United States	0	4,075	0	4,075
Municipal Bonds & Notes
Michigan	0	88	0	88
Virginia	0	74	0	74
West Virginia	0	259	0	259
Sovereign Issues
Australia	0	709	0	709
Canada	0	1,285	0	1,285
Indonesia	0	256	0	256
Mexico	0	210	0	210
South Africa	0	662	0	662
Spain	0	1,535	0	1,535
Venezuela	0	276	0	276
Short-Term Instruments
Repurchase Agreements	0	2,200	0	2,200
Central Funds Used for Cash Management Purposes	11,822	0	0	11,822
	$99,936	$167,830	$220	$267,986

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$80	$1,234	$0	$1,314

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$(66)	$(359)	$0	$(425)

Totals	$99,950	$168,705	$220	$268,875

(ii) There were assets and liabilities valued at $2,329 transferred from Level 2 to Level 1 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes United States	$102	$102	$0	$0	$0	$16	$0	$0	$220	$16

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
United States
Industrials	$220	Third Party Vendor	Broker Quote	108.25 - 111.75

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Emerging Multi-Asset Fund

March 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 95.2%
UNITED STATES 95.2%
PIMCO Emerging Local Bond Fund	1,786,564	$19,366
PIMCO Emerging Markets Bond Fund	826,603	10,085
PIMCO Emerging Markets Corporate Bond Fund	413,464	5,019
PIMCO EqS® Emerging Markets Fund	4,159,247	36,768

Total Mutual Funds (Cost $71,364)		71,238

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$586	586

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $601. Repurchase proceeds are $586.)
U.S. TREASURY BILLS 1.7%
0.141% due 02/06/2014 - 03/06/2014 (a)(d)(f)	1,287	1,286

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 3.2%
PIMCO Short-Term Floating NAV Portfolio	242,040	2,422

Total Short-Term Instruments (Cost $4,293)		4,294

PURCHASED OPTIONS (h) 0.3%
(Cost $829)		252

Total Investments 101.2% (Cost $76,486)		$75,784
Written Options (i) (0.2%) (Premiums $439)		(149)
Other Assets and Liabilities (Net) (1.0%)		(784)

Net Assets 100.0%		$74,851

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $1,016 and cash of $10 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Cash of $23 has been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index June Futures	Long	06/2013	5	$3

(f)	Securities with an aggregate market value of $270 have been pledged as collateral for OTC swap agreements, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(g)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)	Market Value	Premiums (Received)	Unrealized Appreciation
China Government International Bond	RYL	1.000%	12/20/2016	0.494%	$100	$2	$(5)	$7

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Exchange-Traded Funds

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	iShares MSCI Emerging Markets Index Fund	93,638	3-Month USD-LIBOR plus a specified spread	$4,128	09/30/2013	JPM	$(127)

(h)	Purchased options outstanding as of March 31, 2013:

Foreign Currency Options

Description	Counterparty		Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus ZAR	FBF	ZAR	8.190	04/12/2013	$1,000	$16	$0

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$37.000	06/22/2013	595	$124	$13
Put - CBOE iShares MSCI Emerging Markets Index Fund	35.000	01/18/2014	2,273	539	191

				$663	$204

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,450.000	06/22/2013	42	$150	$48

(i)	Written options outstanding as of March 31, 2013:

Foreign Currency Options

Description	Counterparty		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus ZAR	FBF	ZAR	9.783	04/12/2013	$1,000	$22	$0

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$33.000	06/22/2013	595	$66	$(5)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/18/2014	2,273	277	(75)

				$343	$(80)

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	42	$46	$(12)
Call - CBOE S&P 500 Index	1,600.000	06/22/2013	31	28	(57)

				$74	$(69)

(j)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	1,680		$840	BRC	$8	$0	$8
04/2013		647		321	DUB	1	0	1
04/2013		1,225		608	HUS	2	0	2
04/2013		1,174		589	UAG	8	0	8
04/2013	HKD	4,498		580	BOA	1	0	1
04/2013		10,988		1,417	GLM	1	0	1
04/2013	IDR	2,131,554		217	JPM	0	(2)	(2)
04/2013		1,974,581		198	UAG	0	(5)	(5)
04/2013	ILS	240		62	DUB	0	(4)	(4)
04/2013	INR	6,412		116	CBK	0	(1)	(1)
04/2013		5,146		92	FBF	0	(2)	(2)
04/2013		20,189		372	JPM	2	0	2
04/2013	JPY	12,951		145	BRC	8	0	8
04/2013		12,952		145	UAG	8	0	8
04/2013	MXN	4,849		377	HUS	0	(16)	(16)
04/2013		733		59	JPM	0	0	0
04/2013		9,941		782	UAG	0	(23)	(23)
04/2013	MYR	1,072		351	FBF	5	0	5
04/2013		564		180	UAG	0	(2)	(2)
04/2013	PEN	520		200	UAG	0	(1)	(1)
04/2013	RUB	6,206		200	BRC	1	0	1
04/2013		9,534		310	JPM	5	0	5
04/2013	SGD	374		300	BOA	0	(2)	(2)
04/2013	THB	5,743		187	BRC	0	(9)	(9)
04/2013		9,394		305	JPM	0	(16)	(16)
04/2013	TRY	220		122	JPM	1	0	1
04/2013	TWD	11,468		392	BRC	9	0	9
04/2013		$834	BRL	1,680	BRC	0	(3)	(3)
04/2013		313		647	DUB	7	0	7
04/2013		621		1,225	HUS	0	(15)	(15)
04/2013		570		1,174	UAG	11	0	11
04/2013		971	HKD	7,529	CBK	0	(1)	(1)
04/2013		503		3,899	DUB	0	(1)	(1)
04/2013		422	IDR	4,106,135	JPM	0	(1)	(1)
04/2013		589	INR	31,747	JPM	0	(7)	(7)
04/2013		642	JPY	59,385	RYL	0	(11)	(11)
04/2013		180	MXN	2,295	BOA	6	0	6
04/2013		225		2,795	JPM	1	0	1
04/2013		786		10,432	UAG	58	0	58
04/2013		292	MYR	897	BRC	0	(2)	(2)
04/2013		237		739	JPM	2	0	2
04/2013		350	RUB	10,857	GLM	0	(2)	(2)
04/2013		328	SGD	405	JPM	0	(1)	(1)
04/2013		510	THB	15,137	UAG	6	0	6
04/2013		395	TWD	11,653	JPM	0	(5)	(5)
04/2013		300	ZAR	2,773	GLM	0	0	0
04/2013		115		1,040	UAG	0	(2)	(2)
04/2013	ZAR	7,188		$804	HUS	26	0	26
05/2013	CZK	14,451		766	BRC	48	0	48
05/2013	HUF	149,344		679	GLM	53	0	53
05/2013	KRW	458,766		421	HUS	10	0	10
05/2013	PLN	1,553		500	HUS	25	0	25
05/2013		$1,068	KRW	1,171,783	JPM	0	(19)	(19)
05/2013		385	PLN	1,184	DUB	0	(22)	(22)
06/2013	EUR	568		$739	DUB	10	0	10
06/2013	GBP	32		48	RYL	0	0	0
06/2013	MXN	2,795		224	JPM	0	(1)	(1)
06/2013		$585	BRL	1,174	UAG	0	(8)	(8)
06/2013		223	CLP	109,474	GLM	7	0	7
06/2013		298		142,608	HUS	2	0	2
06/2013		494	EUR	382	FBF	0	(4)	(4)
06/2013		659	MXN	8,477	UAG	22	0	22
07/2013	THB	15,137		$508	UAG	0	(6)	(6)
07/2013		$366	INR	20,189	JPM	0	(3)	(3)
07/2013		179	MYR	564	UAG	2	0	2
07/2013		340	PHP	13,798	JPM	0	(2)	(2)
08/2013	CNY	7,724		$1,229	BRC	1	(1)	0
08/2013	IDR	4,106,135		417	JPM	2	0	2
08/2013		$352	CNY	2,217	JPM	1	0	1

						$360	$(200)	$160

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Mutual Funds
United States	$71,238	$0	$0	$71,238
Short-Term Instruments
Repurchase Agreements	0	586	0	586
U.S. Treasury Bills	0	1,286	0	1,286
Central Funds Used for Cash Management Purposes	2,422	0	0	2,422
Purchased Options
Equity Contracts	0	252	0	252
Foreign Exchange Contracts	0	0	0	0
	$73,660	$2,124	$0	$75,784

Financial Derivative Instruments - Assets
Credit Contracts	0	7	0	7
Equity Contracts	3	0	0	3
Foreign Exchange Contracts	0	360	0	360

	$3	$367	$0	$370

Financial Derivative Instruments - Liabilities
Equity Contracts	0	(276)	0	(276)
Foreign Exchange Contracts	0	(200)	0	(200)

	$0	$(476)	$0	$(476)

Totals	$73,663	$2,015	$0	$75,678

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Dividend Fund

March 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 95.3%
AUSTRALIA 4.5%
FINANCIALS 2.5%
Australia & New Zealand Banking Group Ltd.	584,143	$17,422

INDUSTRIALS 1.0%
Ausdrill Ltd.	2,305,771	7,003

MATERIALS 1.0%
Kingsgate Consolidated Ltd.	1,697,091	6,906

Total Australia		31,331

BRAZIL 3.0%
INDUSTRIALS 1.0%
Arteris S.A.	660,700	7,425

UTILITIES 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR (a)	291,153	13,897

Total Brazil		21,322

CANADA 2.8%
CONSUMER DISCRETIONARY 1.9%
Aimia, Inc.	871,022	13,204

ENERGY 0.9%
Cameco Corp.	320,198	6,645

Total Canada		19,849

CHINA 1.0%
INDUSTRIALS 1.0%
Guangshen Railway Co. Ltd. ‘H’	7,352,000	3,607
Zhejiang Expressway Co. Ltd. ‘H’	3,868,000	3,055

Total China		6,662

CYPRUS 1.9%
ENERGY 1.9%
ProSafe SE	1,363,297	13,308

Total Cyprus		13,308

FINLAND 2.0%
MATERIALS 2.0%
UPM-Kymmene OYJ	1,246,575	13,943

Total Finland		13,943

FRANCE 5.3%
ENERGY 2.4%
Total S.A.	355,948	17,048

HEALTH CARE 2.9%
Sanofi	195,018	19,889

Total France		36,937

GERMANY 1.2%
TELECOMMUNICATION SERVICES 1.2%
Telefonica Deutschland Holding AG (a)	1,107,189	8,500

Total Germany		8,500

HONG KONG 1.4%
CONSUMER DISCRETIONARY 0.5%
Tianneng Power International Ltd.	4,852,000	3,259

INDUSTRIALS 0.4%
Yuexiu Transport Infrastructure Ltd.	5,970,000	3,126

TELECOMMUNICATION SERVICES 0.5%
SmarTone Telecommunications Holdings Ltd.	1,931,500	3,191

Total Hong Kong		9,576

ITALY 1.0%
INDUSTRIALS 1.0%
Societa Iniziative Autostradali e Servizi SpA	721,198	6,766

Total Italy		6,766

JAPAN 3.6%
CONSUMER STAPLES 1.9%
Japan Tobacco, Inc.	417,300	13,349

TELECOMMUNICATION SERVICES 1.7%
Nippon Telegraph & Telephone Corp.	274,400	11,980

Total Japan		25,329

MACAU 0.6%
CONSUMER DISCRETIONARY 0.6%
Wynn Macau Ltd. (a)	1,646,400	4,397

Total Macau		4,397

NETHERLANDS 4.4%
ENERGY 2.5%
Royal Dutch Shell PLC ‘A’	541,430	17,555

INDUSTRIALS 1.9%
Koninklijke Philips Electronics NV	450,610	13,332

Total Netherlands		30,887

NORWAY 1.0%
CONSUMER STAPLES 1.0%
Orkla ASA	849,503	6,829

Total Norway		6,829

PANAMA 1.0%
INDUSTRIALS 1.0%
Copa Holdings S.A.	61,499	7,356

Total Panama		7,356

QATAR 0.5%
UTILITIES 0.5%
Qatar Electricity & Water Co.	91,143	3,466

Total Qatar		3,466

SOUTH AFRICA 3.6%
HEALTH CARE 1.0%
Life Healthcare Group Holdings Ltd.	1,850,605	6,963

MATERIALS 1.6%
Gold Fields Ltd.	215,455	1,664
Gold Fields Ltd. SP - ADR	1,214,242	9,411

		11,075

TELECOMMUNICATION SERVICES 1.0%
MTN Group Ltd.	421,591	7,408

Total South Africa		25,446

SPAIN 3.0%
UTILITIES 3.0%
Enagas S.A.	896,715	20,913

Total Spain		20,913

SWITZERLAND 6.4%
HEALTH CARE 6.4%
Novartis AG	293,308	20,905
Roche Holding AG	103,518	24,132

Total Switzerland		45,037

THAILAND 0.5%
INDUSTRIALS 0.5%
Bangkok Expressway PCL	2,447,800	3,330

Total Thailand		3,330

UNITED KINGDOM 12.1%
CONSUMER STAPLES 2.8%
Imperial Tobacco Group PLC	569,874	19,931

FINANCIALS 4.4%
HSBC Holdings PLC	1,374,308	14,663
IG Group Holdings PLC	909,787	7,399
Intermediate Capital Group PLC	1,300,862	8,393

		30,455

INDUSTRIALS 1.4%
Carillion PLC	2,303,845	9,547

TELECOMMUNICATION SERVICES 3.5%
BT Group PLC	4,159,382	17,568
Inmarsat PLC	665,584	7,125

		24,693

Total United Kingdom		84,626

UNITED STATES 34.5%
CONSUMER DISCRETIONARY 1.9%
Kohl’s Corp.	289,037	13,333

CONSUMER STAPLES 4.8%
Walgreen Co.	710,132	33,859

ENERGY 3.5%
Marathon Petroleum Corp.	154,597	13,852
MPLX LP	289,275	10,833

		24,685

FINANCIALS 7.6%
JPMorgan Chase & Co.	411,128	19,512
KeyCorp	1,737,110	17,302
Solar Capital Ltd.	549,616	12,910
Solar Senior Capital Ltd.	166,396	3,195

		52,919

HEALTH CARE 6.9%
Baxter International, Inc.	95,747	6,955
Medtronic, Inc.	440,665	20,694
Pfizer, Inc.	713,016	20,578

		48,227

INDUSTRIALS 2.1%
Lockheed Martin Corp.	150,808	14,556

INFORMATION TECHNOLOGY 7.7%
Cisco Systems, Inc.	858,585	17,953
Intel Corp.	556,531	12,160
Microsoft Corp.	826,561	23,648

		53,761

Total United States		241,340

Total Common Stocks (Cost $616,367)		667,150

	UNITS
EQUITY-LINKED SECURITIES 1.0%
SAUDI ARABIA 1.0%
CONSUMER STAPLES 1.0%
HSBC Bank PLC
Etihad Etisalat Co. - Exp. 3/30/2015	325,112	7,065

Total Equity-Linked Securities (Cost $6,323)		7,065

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$2,049	2,049

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $2,093. Repurchase proceeds are $2,049.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 2.8%
PIMCO Short-Term Floating NAV Portfolio	1,914,522	19,159

Total Short-Term Instruments (Cost $21,206)		21,208

Total Investments 99.4% (Cost $643,896)		$695,423
Other Assets and Liabilities (Net) 0.6%		4,506

Net Assets 100.0%		$699,929

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Affiliated to the Fund.

(c)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	8,773		$8,953	CBK	$0	$(181)	$(181)
04/2013	BRL	2,988		1,500	DUB	22	0	22
04/2013		11,788		5,854	FBF	20	0	20
04/2013		8,800		4,258	UAG	0	(97)	(97)
04/2013	CAD	3,055		3,005	BOA	0	(3)	(3)
04/2013		3,055		3,005	BRC	0	(2)	(2)
04/2013		3,055		3,005	CBK	0	(2)	(2)
04/2013	CHF	19,625		21,099	CBK	426	0	426
04/2013	EUR	1,557		2,040	DUB	44	0	44
04/2013		20,127		26,746	GLM	946	0	946
04/2013	GBP	20,185		30,598	BRC	0	(72)	(72)
04/2013		8,580		12,954	DUB	0	(83)	(83)
04/2013		50		76	SSB	0	0	0
04/2013	JPY	1,499,399		15,748	BOA	0	(180)	(180)
04/2013	NOK	101,366		17,795	UAG	440	0	440
04/2013	THB	23,112		749	JPM	0	(39)	(39)
04/2013		$1,484	BRL	2,988	DUB	0	(5)	(5)
04/2013		5,996		11,788	FBF	0	(163)	(163)
04/2013		4,370		8,800	UAG	0	(15)	(15)
04/2013		2,969	CAD	3,055	BOA	38	0	38
04/2013		2,970		3,055	BRC	38	0	38
04/2013		2,970		3,055	CBK	38	0	38
04/2013		20,730	CHF	19,625	FBF	0	(57)	(57)
04/2013		4	HKD	30	BRC	0	0	0
04/2013		16,091	JPY	1,499,399	UAG	0	(163)	(163)
04/2013		779	THB	23,112	UAG	9	0	9
04/2013	ZAR	1,172		$130	BOA	3	0	3
04/2013		210,620		24,181	HUS	1,360	0	1,360
04/2013		32,264		3,605	JPM	109	0	109
05/2013	AUD	4,387		4,566	BRC	8	0	8
05/2013		4,386		4,565	DUB	9	0	9
05/2013	CHF	19,625		20,736	FBF	56	0	56
05/2013	EUR	21,684		27,819	MSC	18	0	18
05/2013	GBP	28,765		43,457	UAG	0	(243)	(243)
05/2013	NOK	101,366		17,389	BOA	54	0	54
05/2013		$3,003	CAD	3,055	BOA	3	0	3
05/2013		3,003		3,055	BRC	2	0	2
05/2013		3,003		3,055	CBK	2	0	2
05/2013		15,751	JPY	1,499,399	BOA	180	0	180
06/2013	BRL	11,788		$5,950	FBF	156	0	156
07/2013	THB	23,112		775	UAG	0	(9)	(9)

						$3,981	$(1,314)	$2,667

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Common Stocks
Australia
Financials	$0	$17,422	$0	$17,422
Industrials	0	7,003	0	7,003
Materials	0	6,906	0	6,906
Brazil
Industrials	7,425	0	0	7,425
Utilities	13,897	0	0	13,897
Canada
Consumer Discretionary	13,204	0	0	13,204
Energy	6,645	0	0	6,645
China
Industrials	0	6,662	0	6,662
Cyprus
Energy	0	13,308	0	13,308
Finland
Materials	0	13,943	0	13,943
France
Energy	0	17,048	0	17,048
Health Care	0	19,889	0	19,889
Germany
Telecommunication Services	0	8,500	0	8,500
Hong Kong
Consumer Discretionary	0	3,259	0	3,259
Industrials	0	3,126	0	3,126
Telecommunication Services	0	3,191	0	3,191
Italy
Industrials	0	6,766	0	6,766
Japan
Consumer Staples	0	13,349	0	13,349
Telecommunication Services	0	11,980	0	11,980
Macau
Consumer Discretionary	0	4,397	0	4,397
Netherlands
Energy	0	17,555	0	17,555
Industrials	0	13,332	0	13,332
Norway
Consumer Staples	0	6,829	0	6,829
Panama
Industrials	7,356	0	0	7,356
Qatar
Utilities	0	3,466	0	3,466
South Africa
Health Care	6,963	0	0	6,963
Materials	9,411	1,664	0	11,075
Telecommunication Services	0	7,408	0	7,408
Spain
Utilities	0	20,913	0	20,913
Switzerland
Health Care	0	45,037	0	45,037
Thailand
Industrials	0	3,330	0	3,330
United Kingdom
Consumer Staples	0	19,931	0	19,931
Financials	0	30,455	0	30,455
Industrials	0	9,547	0	9,547
Telecommunication Services	0	24,693	0	24,693
United States
Consumer Discretionary	13,333	0	0	13,333
Consumer Staples	33,859	0	0	33,859
Energy	24,685	0	0	24,685
Financials	52,919	0	0	52,919
Health Care	48,227	0	0	48,227
Industrials	14,556	0	0	14,556
Information Technology	53,761	0	0	53,761
Equity-Linked Securities
Saudi Arabia
Consumer Staples	0	7,065	0	7,065
Short-Term Instruments
Repurchase Agreements	0	2,049	0	2,049
Central Funds Used for Cash Management Purposes	19,159	0	0	19,159
	$325,400	$370,023	$0	$695,423

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$3,981	$0	$3,981

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(1,314)	$0	$(1,314)

Totals	$325,400	$372,690	$0	$698,090

(ii) There were assets and liabilities valued at $6,963 transferred from Level 2 to Level 1 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Emerging Markets Fund

March 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 81.3%
AUSTRALIA 1.5%
MATERIALS 1.5%
Iluka Resources Ltd.	892,634	$8,773

Total Australia		8,773

BERMUDA 0.9%
ENERGY 0.9%
Seadrill Ltd.	135,440	4,936

Total Bermuda		4,936

BRAZIL 6.4%
CONSUMER DISCRETIONARY 1.1%
Anhanguera Educacional Participacoes S.A.	377,900	6,097

CONSUMER STAPLES 1.6%
Cia de Bebidas das Americas SP - ADR	224,409	9,499

FINANCIALS 3.7%
Itau Unibanco Holding S.A. SP - ADR	1,186,013	21,111

Total Brazil		36,707

CAMBODIA 1.2%
CONSUMER DISCRETIONARY 1.2%
NagaCorp Ltd.	8,174,000	6,920

Total Cambodia		6,920

CANADA 0.9%
MATERIALS 0.9%
Turquoise Hill Resources Ltd. (a)	841,526	5,352

Total Canada		5,352

CHINA 9.0%
CONSUMER DISCRETIONARY 1.9%
Dongfeng Motor Group Co. Ltd.	5,490,000	7,739
Xingda International Holdings Ltd.	9,244,000	3,069

		10,808

CONSUMER STAPLES 1.2%
Shenguan Holdings Group Ltd.	13,146,000	6,828

ENERGY 1.7%
China Shenhua Energy Co. Ltd.	2,767,000	10,096

INDUSTRIALS 2.1%
China Automation Group Ltd.	2,807,000	636
First Tractor Co. Ltd. ‘H’ (a)	3,688,000	3,292
Shanghai Electric Group Co. Ltd.	20,446,000	7,988

		11,916

INFORMATION TECHNOLOGY 0.9%
Baidu, Inc. ADR (a)	60,587	5,313

MATERIALS 1.2%
China Shanshui Cement Group Ltd.	11,848,000	6,822

Total China		51,783

CYPRUS 2.3%
INDUSTRIALS 2.3%
Global Ports Investment PLC SP - GDR	308,215	4,577
Globaltrans Investment PLC SP - GDR	548,172	8,650

Total Cyprus		13,227

DENMARK 2.0%
CONSUMER STAPLES 2.0%
Carlsberg A/S ‘B’	114,787	11,191

Total Denmark		11,191

FINLAND 0.5%
MATERIALS 0.5%
Kemira OYJ	226,601	3,150

Total Finland		3,150

HONG KONG 7.6%
CONSUMER DISCRETIONARY 1.2%
Melco Crown Entertainment Ltd. ADR (a)	283,866	6,626

CONSUMER STAPLES 0.7%
China Mengniu Dairy Co. Ltd.	1,404,000	4,038

FINANCIALS 3.0%
AIA Group Ltd.	2,921,984	12,809
Glorious Property Holdings Ltd. (a)	29,562,000	4,700

		17,509

INFORMATION TECHNOLOGY 0.2%
China High Precision Automation Group Ltd.	8,446,000	929

TELECOMMUNICATION SERVICES 2.5%
China Mobile Ltd.	1,340,500	14,209

Total Hong Kong		43,311

INDIA 5.8%
CONSUMER DISCRETIONARY 1.4%
Tata Motors Ltd.	1,615,941	7,891
Tata Motors Ltd. ADR	11,011	269

		8,160

FINANCIALS 4.4%
Axis Bank Ltd.	346,243	8,341
Housing Development Finance Corp.	696,198	10,559
Yes Bank Ltd.	793,252	6,298

		25,198

Total India		33,358

INDONESIA 2.6%
CONSUMER DISCRETIONARY 1.4%
Matahari Department Store Tbk PT (a)	7,108,500	8,047

FINANCIALS 1.2%
Bank Mandiri Persero Tbk PT	6,784,500	7,007

Total Indonesia		15,054

ISRAEL 4.0%
HEALTH CARE 1.1%
Teva Pharmaceutical Industries Ltd. SP - ADR (d)	155,992	6,190

MATERIALS 2.9%
Israel Chemicals Ltd.	1,302,444	16,877

Total Israel		23,067

ITALY 1.8%
CONSUMER DISCRETIONARY 1.8%
Prada SpA	1,021,200	10,348

Total Italy		10,348

JAPAN 1.7%
CONSUMER DISCRETIONARY 0.8%
Toyota Motor Corp.	82,900	4,275

INDUSTRIALS 0.9%
Mitsubishi Electric Corp.	661,000	5,377

Total Japan		9,652

KAZAKHSTAN 2.1%
ENERGY 0.5%
KazMunaiGas Exploration Production SP - GDR	149,768	2,846

TELECOMMUNICATION SERVICES 1.6%
KCell JSC - GDR (a)	625,325	9,098

Total Kazakhstan		11,944

MACAU 1.7%
CONSUMER DISCRETIONARY 1.7%
Wynn Macau Ltd. (a)	3,606,800	9,633

Total Macau		9,633

MEXICO 2.5%
FINANCIALS 2.5%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,908,900	14,061

Total Mexico		14,061

NORWAY 1.1%
CONSUMER STAPLES 1.1%
Marine Harvest ASA (a)	6,631,033	6,172

Total Norway		6,172

PERU 2.4%
FINANCIALS 1.9%
Credicorp Ltd.	66,414	11,028

MATERIALS 0.5%
Cementos Pacasmayo S.A.A. - ADR	175,532	2,607

Total Peru		13,635

PHILIPPINES 1.3%
UTILITIES 1.3%
First Gen Corp. (a)	12,362,500	7,498

Total Philippines		7,498

QATAR 1.0%
FINANCIALS 1.0%
Commercial Bank of Qatar QSC	314,928	5,703

Total Qatar		5,703

RUSSIA 6.2%
CONSUMER STAPLES 0.9%
X5 Retail Group NV SP - GDR (a)	294,532	4,966

ENERGY 2.1%
NovaTek OAO SP - GDR	111,916	12,064

MATERIALS 1.3%
Magnitogorsk Iron & Steel Works SP - GDR	1,942,536	6,677
Mechel SP - ADR	665,418	958

		7,635

TELECOMMUNICATION SERVICES 1.9%
MegaFon OAO (a)	10,663	331
MegaFon OAO - GDR (a)	347,905	10,785

		11,116

Total Russia		35,781

SOUTH AFRICA 2.1%
CONSUMER STAPLES 1.2%
Tongaat Hulett Ltd.	437,517	6,826

TELECOMMUNICATION SERVICES 0.9%
Vodacom Group Ltd.	455,833	5,447

Total South Africa		12,273

SOUTH KOREA 3.7%
CONSUMER DISCRETIONARY 2.8%
GS Home Shopping, Inc.	13,283	2,337
Kia Motors Corp.	267,558	13,575

		15,912

INFORMATION TECHNOLOGY 0.9%
Samsung Electronics Co. Ltd.	3,974	5,416

Total South Korea		21,328

SWITZERLAND 0.1%
INFORMATION TECHNOLOGY 0.1%
Logitech International S.A.	59,823	406

Total Switzerland		406

TAIWAN 1.1%
INFORMATION TECHNOLOGY 1.1%
Chicony Electronics Co. Ltd.	2,270,025	6,037

Total Taiwan		6,037

THAILAND 2.7%
CONSUMER STAPLES 1.3%
Thai Beverage PCL	15,015,000	7,394

FINANCIALS 1.4%
Kasikornbank PCL	1,110,400	7,913

Total Thailand		15,307

TURKEY 1.5%
TELECOMMUNICATION SERVICES 1.5%
Turk Telekomunikasyon A/S	1,996,965	8,854

Total Turkey		8,854

UNITED KINGDOM 3.6%
CONSUMER STAPLES 1.8%
British American Tobacco PLC	193,461	10,374

ENERGY 1.0%
Afren PLC (a)	2,755,405	5,955

FINANCIALS 0.8%
Standard Chartered PLC	172,723	4,485

Total United Kingdom		20,814

Total Common Stocks (Cost $449,766)		466,275

	UNITS
EQUITY-LINKED SECURITIES 2.6%
CHINA 1.8%
FINANCIALS 1.8%
JPMorgan Chase & Co.
Chinese Exchange Basket - Exp. 01/08/2014	110,922	10,628

Total China		10,628

NIGERIA 0.8%
CONSUMER STAPLES 0.8%
HSBC Bank PLC
Guinness Nigeria PLC - Exp. 12/09/2014	562,117	939
Nigerian Breweries PLC - Exp. 12/09/2014	3,066,979	3,157
Merrill Lynch International & Co.
Guinness Nigeria PLC - Exp. 11/10/2014	10,178	17
Nigerian Breweries PLC - Exp. 11/10/2014	251,197	259

Total Nigeria		4,372

Total Equity-Linked Securities (Cost $13,877)		15,000

	SHARES
EXCHANGE-TRADED FUNDS 2.8%
LUXEMBOURG 1.6%
db x-trackers - CSI300 Index ETF	11,817,300	9,241

Total Luxembourg		9,241

UNITED STATES 1.2%
ETFS Physical Palladium Shares	89,167	6,752

Total United States		6,752

Total Exchange-Traded Funds (Cost $15,257)		15,993

PREFERRED STOCKS 6.2%
BRAZIL 1.9%
CONSUMER STAPLES 1.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	200,200	10,582

Total Brazil		10,582

SOUTH KOREA 4.3%
INFORMATION TECHNOLOGY 4.3%
Samsung Electronics Co. Ltd.	31,798	24,898

Total South Korea		24,898

Total Preferred Stocks (Cost $27,624)		35,480

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.3%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$2,771	2,771

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $2,829. Repurchase proceeds are $2,771.)
U.S. TREASURY BILLS 1.5%
0.126% due 04/18/2013 - 03/06/2014 (b)(f)	8,890	8,882

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.112% due 04/15/2013 (f)	360	360

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 6.2%
PIMCO Short-Term Floating NAV Portfolio	3,566,314	35,688

Total Short-Term Instruments (Cost $47,698)		47,701

PURCHASED OPTIONS (h) 0.2%
(Cost $1,575)		1,261

Total Investments 101.4% (Cost $555,797)		$581,710
Written Options (i) (0.1%) (Premiums $1,247)		(737)
Other Assets and Liabilities (Net) (1.3%)		(7,491)

Net Assets 100.0%		$573,482

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $4,960 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Cash of $1,778 has been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Hang Seng China Enterprises Index April Futures	Short	04/2013	165	$166

(f)	Securities with an aggregate market value of $9,242 have been pledged as collateral for OTC swap agreements, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(g)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums (Received)	Unrealized (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BPS	(1.000%	)	12/20/2017	$3,100	$(65)	$(25)	$(40)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	IBOV Index	591	3-Month USD-LIBOR less a specified spread	$17,012	03/07/2014	DUB	$(493)

Total Return Swaps on Securities
Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	TNK-BP Holding	1,493,502	1-Month USD-LIBOR plus a specified spread	$2,828	07/11/2013	BOA	$(1,018)
Receive	TNK-BP Holding	967,915	1-Month USD-LIBOR plus a specified spread	1,833	05/24/2013	GST	(660)
Receive	AK Transneft OAO	2,259	1-Month USD-LIBOR plus a specified spread	5,190	01/14/2014	GST	(359)
Receive	Logitech International S.A.	291,808	1-Month USD-LIBOR less a specified spread	1,986	02/18/2014	GST	(2)
Receive	Logitech International S.A.	59,823	1-Month USD-LIBOR less a specified spread	407	02/05/2014	JPM	0
Receive	TNK-BP Holding	998,344	1-Month USD-LIBOR plus a specified spread	1,891	04/12/2013	ULO	(680)
Receive	TNK-BP Holding	1,060,468	1-Month USD-LIBOR plus a specified spread	2,008	05/17/2013	ULO	(723)
Receive	Bashneft OAO	205,910	1-Month USD-LIBOR plus a specified spread	9,596	09/23/2013	ULO	(943)

							$(4,385)

(h)	Purchased options outstanding as of March 31, 2013:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus RUB	DUB	RUB	32.200	04/24/2013	$15,450	$24	$19
Call - OTC USD versus RUB	UAG		32.200	04/24/2013	11,665	17	15
Call - OTC USD versus RUB	FBF		32.200	04/24/2013	23,330	34	29
Call - OTC USD versus RUB	MSX		32.200	04/24/2013	15,450	23	19

						$98	$82

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$42.000	06/22/2013	11,373	$1,477	$1,179

(i)	Written options outstanding as of March 31, 2013:

Foreign Currency Options

Description	Counterparty		Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BRC	JPY	93.750	04/11/2013	$5,973	$31	$(50)
Call - OTC USD versus JPY	BRC		98.400	04/11/2013	5,973	32	(3)
Call - OTC USD versus ZAR	HUS	ZAR	9.380	04/18/2013	2,100	21	(11)
Call - OTC USD versus ZAR	FBF		9.452	04/18/2013	1,000	11	(4)
Call - OTC USD versus ZAR	JPM		9.452	04/18/2013	1,000	11	(4)
Call - OTC USD versus ZAR	FBF		9.465	04/19/2013	500	5	(2)
Call - OTC USD versus ZAR	UAG		9.465	04/19/2013	500	5	(2)
Call - OTC USD versus ZAR	DUB		9.456	04/23/2013	1,100	11	(6)
Call - OTC USD versus ZAR	BRC		9.676	04/25/2013	900	10	(2)
Call - OTC USD versus ZAR	UAG		9.710	04/25/2013	1,200	13	(3)

						$150	$(87)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Brazil Capped Index Fund	$54.000	06/22/2013	2,040	$308	$(319)
Put - CBOE iShares MSCI Emerging Markets Index Fund	38.000	06/22/2013	11,373	627	(318)

				$935	$(637)

Options on Securities

Description	Counterparty		Strike Price	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC Turk Telekomunikasyon AS	BRC	TRY	6.300	06/28/2013	TRY	50,191	$44	$(3)
Put - OTC Turk Telekomunikasyon AS	BRC		6.540	06/28/2013		49,843	29	(7)
Put - OTC Turkiye Garanti Bankasi AS	GST		7.840	04/26/2013		118,801	89	(3)

							$162	$(13)

(j)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered			Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	6,363		$3,200	BOA	$51	$0	$51
04/2013		21,259		10,557	BRC	36	0	36
04/2013		885		440	CBK	2	0	2
04/2013		3,612		1,750	FBF	0	(38)	(38)
04/2013		5,832		2,950	GLM	64	0	64
04/2013		11,143		5,549	HUS	35	0	35
04/2013		4,341		2,200	JPM	52	0	52
04/2013		58,632		29,351	MSC	336	0	336
04/2013		92,536		46,580	UAG	787	0	787
04/2013	HKD	980		126	CBK	0	0	0
04/2013		190		24	FBF	0	0	0
04/2013		253,789		32,748	HUS	51	0	51
04/2013	IDR	2,941,500		300	MSC	0	(2)	(2)
04/2013		105,963,732		10,824	SCK	0	(53)	(53)
04/2013	ILS	104,650		26,833	DUB	0	(1,929)	(1,929)
04/2013		10,217		2,737	GLM	0	(71)	(71)
04/2013	INR	114,964		2,050	CBK	0	(57)	(57)
04/2013		432,857		7,950	JPM	18	0	18
04/2013		175,712		3,200	MSC	0	(20)	(20)
04/2013		818,039		14,974	UAG	4	(20)	(16)
04/2013	MXN	14,153		1,119	BRC	0	(27)	(27)
04/2013		15,482		1,200	GLM	0	(53)	(53)
04/2013		330,589		26,348	HUS	0	(415)	(415)
04/2013		60,029		4,600	JPM	0	(260)	(260)
04/2013	MYR	63,382		20,263	BRC	0	(217)	(217)
04/2013		1,070		350	CBK	4	0	4
04/2013		3,668		1,200	MSC	15	0	15
04/2013	PEN	16,971		6,549	DUB	1	0	1
04/2013	QAR	5,700		1,565	FBF	0	0	0
04/2013	RUB	23,929		770	GLM	4	0	4
04/2013		14,993		484	HUS	4	0	4
04/2013		1,795,049		58,317	JPM	847	0	847
04/2013	THB	38,946		1,315	FBF	0	(14)	(14)
04/2013		14,915		500	GLM	0	(9)	(9)
04/2013		45,982		1,491	JPM	0	(78)	(78)
04/2013	TRY	210		118	HUS	2	0	2
04/2013	TWD	14,820		500	JPM	4	0	4
04/2013		44,764		1,550	MSC	52	0	52
04/2013		$3,159	BRL	6,363	BOA	0	(11)	(11)
04/2013		10,683		21,259	BRC	0	(163)	(163)
04/2013		450		885	CBK	0	(12)	(12)
04/2013		1,815		3,612	FBF	0	(27)	(27)
04/2013		2,896		5,832	GLM	0	(10)	(10)
04/2013		5,550		11,143	HUS	18	(54)	(36)
04/2013		2,156		4,341	JPM	0	(7)	(7)
04/2013		30,895		60,938	MSC	0	(739)	(739)
04/2013		46,146		92,536	UAG	0	(353)	(353)
04/2013		10,478	HKD	81,253	HUS	0	(9)	(9)
04/2013		6,650		51,579	UAG	0	(5)	(5)
04/2013		9,393	IDR	92,858,982	CBK	138	0	138
04/2013		1,650		16,046,250	JPM	0	(3)	(3)
04/2013		2,066		20,089,920	SSB	1	0	1
04/2013		1,556	ILS	5,881	BRC	61	0	61
04/2013		799		3,099	GLM	52	0	52
04/2013		23,269		84,826	MSC	45	0	45
04/2013		5,026		18,940	RBC	179	0	179
04/2013		569		2,122	UAG	15	0	15
04/2013		25,273	INR	1,395,314	CBK	295	0	295
04/2013		2,200		121,616	GLM	29	0	29
04/2013		450		24,642	UAG	2	0	2
04/2013		1,600	MXN	20,396	BRC	51	0	51
04/2013		400		5,086	CBK	12	0	12
04/2013		25,826		339,816	FBF	1,683	0	1,683
04/2013		550		7,000	HUS	17	0	17
04/2013		2,869		36,963	JPM	123	0	123
04/2013		874		10,993	MSC	16	0	16
04/2013		1,000	MYR	3,115	BRC	7	0	7
04/2013		20,787		63,445	FBF	0	(287)	(287)
04/2013		500		1,560	GLM	4	0	4
04/2013		2,590	RUB	80,226	BRC	0	(22)	(22)
04/2013		6,649		206,202	CBK	0	(47)	(47)
04/2013		6,649		206,219	HUS	0	(47)	(47)
04/2013		13,883		430,062	JPM	0	(115)	(115)
04/2013		349	THB	10,653	BRC	14	0	14
04/2013		2,900		89,190	DUB	143	0	143
04/2013		356	TRY	639	HUS	0	(4)	(4)
04/2013		39,575	TWD	1,141,550	BRC	0	(1,375)	(1,375)
04/2013		450		13,298	FBF	0	(5)	(5)
04/2013		500		14,805	JPM	0	(4)	(4)
04/2013		550	ZAR	4,996	BRC	0	(8)	(8)
04/2013		413		3,702	DUB	0	(12)	(12)
04/2013		4,404		39,946	GLM	0	(75)	(75)
04/2013		28,154		245,520	HUS	0	(1,550)	(1,550)
04/2013		525		4,661	MSC	0	(19)	(19)
04/2013		1,776		16,108	UAG	0	(31)	(31)
04/2013	ZAR	4,492		$487	BOA	0	0	0
04/2013		2,062		225	BRC	2	0	2
04/2013		13,597		1,560	DUB	87	0	87
04/2013		3,273		365	FBF	10	0	10
04/2013		5,995		666	GLM	17	0	17
04/2013		4,662		525	HUS	19	0	19
04/2013		2,239		250	JPM	7	0	7
04/2013		19,584		2,177	UAG	55	0	55
05/2013	AUD	290		296	CBK	0	(4)	(4)
05/2013		11,400		11,701	JPM	0	(123)	(123)
05/2013		922		940	UAG	0	(16)	(16)
05/2013	CHF	2,210		2,411	BOA	82	0	82
05/2013		513		552	JPM	11	0	11
05/2013	DKK	2,416		423	BPS	7	0	7
05/2013		62,590		11,317	DUB	548	0	548
05/2013		3,330		596	HUS	23	0	23
05/2013	EUR	190		248	BOA	5	0	5
05/2013		320		424	CBK	13	0	13
05/2013		8,800		11,347	UAG	62	0	62
05/2013	GBP	1,590		2,419	BOA	7	(3)	4
05/2013		12,394		19,553	FBF	726	0	726
05/2013	JPY	18,300		194	CBK	0	(1)	(1)
05/2013		1,722,700		18,485	RBC	178	0	178
05/2013	KRW	880,000		800	JPM	12	0	12
05/2013		6,160,760		5,650	UAG	134	0	134
05/2013	NOK	4,354		766	FBF	22	0	22
05/2013		63,520		11,557	UAG	704	0	704
05/2013		$2,344	AUD	2,300	BPS	42	0	42
05/2013		766		750	CBK	12	0	12
05/2013		853		834	JPM	12	0	12
05/2013		1,575	CZK	29,696	BRC	0	(98)	(98)
05/2013		3,119	EUR	2,330	FBF	0	(131)	(131)
05/2013		4,800	KRW	5,234,400	CBK	0	(113)	(113)
05/2013		4,950		5,537,813	DUB	9	0	9
05/2013		400		435,440	FBF	0	(10)	(10)
05/2013		24,562		26,770,478	HUS	0	(592)	(592)
05/2013		800		868,640	JPM	0	(22)	(22)
05/2013		8,761	PLN	26,973	DUB	0	(507)	(507)
06/2013	BRL	6,936		$3,493	BRC	84	0	84
06/2013		1,867		942	FBF	24	0	24
06/2013		41,731		21,124	MSC	615	0	615
06/2013	MXN	5,612		449	MSC	0	(2)	(2)
06/2013		$3,250	BRL	6,412	BRC	0	(99)	(99)
06/2013		34,372		68,985	UAG	0	(470)	(470)
06/2013		26,372	MXN	333,336	HUS	401	0	401
07/2013	IDR	20,089,920		$2,036	BPS	0	(2)	(2)
07/2013		57,639,413		5,815	CBK	0	(31)	(31)
07/2013	ILS	84,826		23,203	MSC	0	(41)	(41)
07/2013		$10,699	IDR	105,963,732	SCK	49	0	49
07/2013		10,055	INR	559,045	UAG	1	0	1
07/2013		20,153	MYR	63,382	BRC	254	0	254
07/2013		1,310	THB	38,946	FBF	12	0	12

						$9,520	$(10,522)	$(1,002)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Common Stocks
Australia
Materials	$0	$8,773	$0	$8,773
Bermuda
Energy	0	4,936	0	4,936
Brazil
Consumer Discretionary	6,097	0	0	6,097
Consumer Staples	9,499	0	0	9,499
Financials	21,111	0	0	21,111
Cambodia
Consumer Discretionary	0	6,920	0	6,920
Canada
Materials	5,352	0	0	5,352
China
Consumer Discretionary	0	10,808	0	10,808
Consumer Staples	0	6,828	0	6,828
Energy	0	10,096	0	10,096
Industrials	0	11,916	0	11,916
Information Technology	5,313	0	0	5,313
Materials	0	6,822	0	6,822
Cyprus
Industrials	13,227	0	0	13,227
Denmark
Consumer Staples	0	11,191	0	11,191
Finland
Materials	0	3,150	0	3,150
Hong Kong
Consumer Discretionary	6,626	0	0	6,626
Consumer Staples	0	4,038	0	4,038
Financials	0	17,509	0	17,509
Information Technology	0	0	929	929
Telecommunication Services	0	14,209	0	14,209
India
Consumer Discretionary	269	7,891	0	8,160
Financials	0	25,198	0	25,198
Indonesia
Consumer Discretionary	8,047	0	0	8,047
Financials	0	7,007	0	7,007
Israel
Health Care	6,190	0	0	6,190
Materials	0	16,877	0	16,877
Italy
Consumer Discretionary	0	10,348	0	10,348
Japan
Consumer Discretionary	0	4,275	0	4,275
Industrials	0	5,377	0	5,377
Kazakhstan
Energy	2,846	0	0	2,846
Telecommunication Services	9,098	0	0	9,098
Macau
Consumer Discretionary	0	9,633	0	9,633
Mexico
Financials	14,061	0	0	14,061
Norway
Consumer Staples	0	6,172	0	6,172
Peru
Financials	11,028	0	0	11,028
Materials	2,607	0	0	2,607
Philippines
Utilities	7,498	0	0	7,498
Qatar
Financials	0	5,703	0	5,703
Russia
Consumer Staples	0	4,966	0	4,966
Energy	0	12,064	0	12,064
Materials	7,635	0	0	7,635
Telecommunication Services	11,116	0	0	11,116
South Africa
Consumer Staples	6,826	0	0	6,826
Telecommunication Services	0	5,447	0	5,447
South Korea
Consumer Discretionary	0	15,912	0	15,912
Information Technology	0	5,416	0	5,416
Switzerland
Information Technology	0	406	0	406
Taiwan
Information Technology	0	6,037	0	6,037
Thailand
Consumer Staples	0	7,394	0	7,394
Financials	0	7,913	0	7,913
Turkey
Telecommunication Services	0	8,854	0	8,854
United Kingdom
Consumer Staples	0	10,374	0	10,374
Energy	0	5,955	0	5,955
Financials	0	4,485	0	4,485
Equity-Linked Securities
China
Financials	0	10,628	0	10,628
Nigeria
Consumer Staples	0	4,372	0	4,372
Exchange-Traded Funds
Luxembourg	9,241	0	0	9,241
United States	6,752	0	0	6,752
Preferred Stocks
Brazil
Consumer Staples	10,582	0	0	10,582
South Korea
Information Technology	0	24,898	0	24,898
Short-Term Instruments
Repurchase Agreements	0	2,771	0	2,771
U.S. Treasury Bills	0	8,882	0	8,882
U.S. Treasury Cash Management Bills	0	360	0	360
Central Funds Used for Cash Management Purposes	35,688	0	0	35,688
Purchased Options
Equity Contracts	0	1,179	0	1,179
Foreign Exchange Contracts	0	82	0	82
	$216,709	$364,072	$929	$581,710

Financial Derivative Instruments - Assets
Equity Contracts	166	0	0	166
Foreign Exchange Contracts	0	9,520	0	9,520
	$166	$9,520	$0	$9,686

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(40)	0	(40)
Equity Contracts	0	(5,515)	0	(5,515)
Foreign Exchange Contracts	0	(10,609)	0	(10,609)
Interest Rate Contracts	0	(13)	0	(13)

	$0	$(16,177)	$0	$(16,177)

Totals	$216,875	$357,415	$929	$575,219

(ii) There were assets valued at $10,300 transferred from Level 2 to Level 1 and assets valued at $7,394 transferred from Level 1 to Level 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Common Stocks
Hong Kong	$2,983	$0	$0	$0	$0	$(2,054)	$0	$0	$929	$(2,054)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Common Stocks
Hong Kong
Information Technology	$929	Other Valuation Techniques (3)	—	—

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

March 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 80.1%
BERMUDA 4.5%
FINANCIALS 4.5%
Enstar Group Ltd. (a)	111,000	$13,796

Total Bermuda		13,796

GERMANY 3.1%
MATERIALS 3.1%
HeidelbergCement AG	130,000	9,374

Total Germany		9,374

UNITED STATES 72.5%
CONSUMER DISCRETIONARY 16.7%
Biglari Holdings, Inc. (a)	15,000	5,598
Domino’s Pizza, Inc. (c)	185,000	9,516
Lowe’s Cos., Inc. (c)	320,000	12,134
Nordstrom, Inc.	100,000	5,523
NVR, Inc. (a)	12,800	13,826
TRI Pointe Homes, Inc. (a)	221,600	4,465

		51,062

FINANCIALS 12.4%
American International Group, Inc. (a)(c)	500,000	19,410

McGraw-Hill Cos., Inc. (c)	210,000	10,937
MGIC Investment Corp. (a)	350,000	1,733
Oaktree Capital Group LLC	115,000	5,867

		37,947

INDUSTRIALS 36.2%
ADT Corp. (c)	480,000	23,491
American Woodmark Corp. (a)	50,000	1,701
Cummins, Inc.	42,000	4,864
Hertz Global Holdings, Inc. (a)(c)	480,000	10,685
Iron Mountain, Inc. (c)	775,000	28,140
Spirit Airlines, Inc. (a)(c)	980,000	24,853
Stanley Black & Decker, Inc.	113,000	9,150
United Rentals, Inc. (a)(c)	140,000	7,696

		110,580

INFORMATION TECHNOLOGY 4.2%
Cardtronics, Inc. (a)	102,300	2,809
OSI Systems, Inc. (a)	72,000	4,485
Vantiv, Inc. ‘A’ (a)	240,000	5,698

		12,992

MATERIALS 3.0%
W.R. Grace & Co. (a)	120,000	9,301

Total United States		221,882

Total Common Stocks (Cost $221,488)		245,052

REAL ESTATE INVESTMENT TRUSTS 18.4%
UNITED STATES 18.4%
American Realty Capital Properties, Inc.	830,000	12,184
Corrections Corp. of America	684,966	26,762
Geo Group, Inc.	460,000	17,305

Total Real Estate Investment Trusts (Cost $48,453)		56,251

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$713	713

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $731. Repurchase proceeds are $713.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 6.5%
PIMCO Short-Term Floating NAV Portfolio	1,966,385	19,678

Total Short-Term Instruments (Cost $20,389)		20,391

Total Investments 105.2% (Cost $290,330)		$321,694
Securities Sold Short (e) (33.0%) (Proceeds $100,124)		(101,202)
Other Assets and Liabilities (Net) 27.8%		85,399

Net Assets 100.0%		$305,891

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $103,179 and cash of $83,228 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(d)	OTC swap agreements outstanding as of March 31, 2013:

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Microsoft Corp.	432,000	1-Month USD-LIBOR plus a specified spread	$12,135	03/11/2014	FBF	$219

(e)	Short sales outstanding as of March 31, 2013:

Description	Shares	Proceeds	Market Value (1)
Acuity Brands, Inc.	50,000	$3,410	$(3,467)
Alon USA Energy, Inc.	240,000	4,521	(4,572)
Bank of Montreal	120,000	7,505	(7,505)
Bank of Nova Scotia	80,000	4,672	(4,702)
Buckle, Inc.	140,000	6,335	(6,531)
Canadian Imperial Bank of Commerce	70,000	5,783	(5,556)
Canadian Western Bank	93,000	2,823	(2,610)
EverBank Financial Corp.	150,000	2,332	(2,310)
Expeditors International of Washington, Inc.	60,000	2,251	(2,143)
F5 Networks, Inc.	50,000	4,538	(4,454)
HollyFrontier Corp.	70,000	3,575	(3,625)
Home Capital Group, Inc.	215,000	11,814	(12,432)
Itron, Inc.	131,000	5,779	(6,078)
Masimo Corp.	60,000	1,188	(1,177)
Monro Muffler Brake, Inc.	100,000	3,656	(3,971)
National Bank of Canada	120,000	9,064	(8,912)
RealPage, Inc.	171,606	3,716	(3,554)
Royal Bank of Canada	125,000	7,418	(7,535)
Tim Hortons, Inc.	90,000	4,537	(4,891)
UTi Worldwide, Inc.	230,000	3,517	(3,330)
WH Smith PLC	85,000	843	(965)
rue21, Inc.	30,000	847	(882)

		$100,124	$(101,202)

(1)	Market value includes $248 of dividends payable on short sales. Individual short sales may have been part of a hedging strategy rather than fundamental, stand-alone investment positions.

(f)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	CAD	956		$936	BOA	$0	$(5)	$(5)
04/2013	EUR	540		704	CBK	11	0	11
04/2013		1,394		1,813	FBF	27	0	27
04/2013		4,959		6,590	GLM	233	0	233
04/2013	INR	77,865		1,444	FBF	17	0	17
04/2013		$929	CAD	956	CBK	12	0	12
04/2013		1,450	INR	77,865	FBF	0	(23)	(23)
05/2013	EUR	7,344		$9,388	BPS	0	(27)	(27)

						$300	$(55)	$245

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Common Stocks
Bermuda
Financials	$13,796	$0	$0	$13,796
Germany
Materials	0	9,374	0	9,374
United States
Consumer Discretionary	51,062	0	0	51,062
Financials	37,947	0	0	37,947
Industrials	110,580	0	0	110,580
Information Technology	12,992	0	0	12,992
Materials	9,301	0	0	9,301
Real Estate Investment Trusts
United States	56,251	0	0	56,251
Short-Term Instruments
Repurchase Agreements	0	713	0	713
Central Funds Used for Cash Management Purposes	19,678	0	0	19,678
	$311,607	$10,087	$0	$321,694

Short Sales, at value	$(100,237)	$(965)	$0	$(101,202)

Financial Derivative Instruments - Assets
Equity Contracts	0	219	0	219
Foreign Exchange Contracts	0	300	0	300
	$0	$519	$0	$519

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(55)	$0	$(55)

Totals	$211,370	$9,586	$0	$220,956

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Fund®

March 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 89.6%
BERMUDA 4.7%
ENERGY 2.8%
North Atlantic Drilling Ltd.	2,526,811	$23,015
Seadrill Ltd.	909,624	33,150

		56,165

FINANCIALS 1.9%
Hiscox Ltd.	4,338,171	36,348

Total Bermuda		92,513

BRAZIL 0.9%
FINANCIALS 0.9%
Itau Unibanco Holding S.A. SP - ADR	986,556	17,561

Total Brazil		17,561

CANADA 1.2%
ENERGY 0.7%
Cameco Corp.	658,794	13,690

MATERIALS 0.5%
Silver Wheaton Corp.	312,936	9,810

Total Canada		23,500

DENMARK 1.9%
CONSUMER STAPLES 1.9%
Carlsberg A/S ‘B’	385,934	37,626

Total Denmark		37,626

FAEROE ISLANDS 0.7%
CONSUMER STAPLES 0.4%
Bakkafrost P/F	732,908	8,345

FINANCIALS 0.3%
BankNordik P/F	236,546	4,636

Total Faeroe Islands		12,981

FRANCE 10.3%
CONSUMER DISCRETIONARY 2.3%
Eutelsat Communications S.A.	980,903	34,604
JCDecaux S.A.	423,072	11,606

		46,210

CONSUMER STAPLES 4.3%
Carrefour S.A.	1,235,165	33,835
Danone S.A.	736,678	51,294

		85,129

ENERGY 1.3%
Bourbon S.A.	339,132	9,366
Total S.A.	350,896	16,806

		26,172

UTILITIES 2.4%
Suez Environnement Co.	1,874,163	23,898

Veolia Environnement S.A.	1,834,060	23,240

		47,138

Total France		204,649

GERMANY 2.1%
HEALTH CARE 1.7%
Rhoen Klinikum AG	1,548,057	32,851

INDUSTRIALS 0.2%
Kloeckner & Co. SE	326,294	4,629

UTILITIES 0.2%
E.ON SE	280,492	4,908

Total Germany		42,388

HONG KONG 4.0%
CONSUMER DISCRETIONARY 0.5%
Television Broadcasts Ltd.	1,190,000	9,020

FINANCIALS 3.1%
AIA Group Ltd.	11,186,900	49,041
First Pacific Co. Ltd.	9,924,000	13,452

		62,493

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	79,300	5,171
Jardine Strategic Holdings Ltd.	96,500	3,827

		8,998

Total Hong Kong		80,511

ISRAEL 0.6%
HEALTH CARE 0.6%
Teva Pharmaceutical Industries Ltd. SP - ADR	282,125	11,195

Total Israel		11,195

JAPAN 2.0%
INDUSTRIALS 1.0%
FANUC Corp.	127,900	19,693

INFORMATION TECHNOLOGY 1.0%
Nintendo Co. Ltd.	191,542	20,705

Total Japan		40,398

NETHERLANDS 4.1%
CONSUMER STAPLES 1.6%
CSM	1,546,639	32,714

ENERGY 0.7%
Royal Dutch Shell PLC ‘A’	449,510	14,575

FINANCIALS 1.2%
ING Groep NV - Dutch Certificate (a)	3,329,393	23,956

INFORMATION TECHNOLOGY 0.6%
Gemalto NV	126,322	11,028

Total Netherlands		82,273

NORWAY 2.9%
CONSUMER STAPLES 2.9%
Cermaq ASA	753,524	11,993
Marine Harvest ASA (a)	38,349,038	35,694

Orkla ASA	1,305,758	10,496

Total Norway		58,183

SINGAPORE 0.8%
FINANCIALS 0.1%
Great Eastern Holdings Ltd.	85,220	1,238

INDUSTRIALS 0.7%
Keppel Corp. Ltd.	1,710,300	15,493

Total Singapore		16,731

SOUTH AFRICA 0.7%
MATERIALS 0.7%
AngloGold Ashanti Ltd. SP - ADR	549,984	12,952

Total South Africa		12,952

SOUTH KOREA 0.5%
CONSUMER DISCRETIONARY 0.5%
GS Home Shopping, Inc.	56,727	9,978

Total South Korea		9,978

SWEDEN 1.1%
INDUSTRIALS 1.1%
Loomis AB ‘B’	1,180,612	22,060

Total Sweden		22,060

SWITZERLAND 4.4%
CONSUMER STAPLES 1.5%
Nestle S.A.	419,515	30,362

FINANCIALS 0.7%
Swiss Re AG	171,538	13,970

HEALTH CARE 1.2%
Roche Holding AG	103,776	24,193

INFORMATION TECHNOLOGY 0.4%
Logitech International S.A.	1,169,388	7,938

MATERIALS 0.6%
Sika AG	4,503	10,957

Total Switzerland		87,420

UNITED KINGDOM 13.4%
CONSUMER STAPLES 8.0%
British American Tobacco PLC	1,144,762	61,385
Imperial Tobacco Group PLC	1,685,505	58,951
Reckitt Benckiser Group PLC	537,286	38,576

		158,912

ENERGY 2.7%
BP PLC	4,833,342	33,988
Ensco PLC ‘A’	305,442	18,327

		52,315

FINANCIALS 2.7%
Lancashire Holdings Ltd.	3,372,067	41,666

Lloyds Banking Group PLC (a)	16,749,363	12,480

		54,146

Total United Kingdom		265,373

UNITED STATES 33.3%
CONSUMER DISCRETIONARY 0.8%
Virgin Media, Inc.	319,711	15,656

CONSUMER STAPLES 6.2%
Altria Group, Inc.	828,736	28,500
Lorillard, Inc.	984,052	39,707
Philip Morris International, Inc.	249,927	23,171
Reynolds American, Inc.	431,432	19,194
Wal-Mart Stores, Inc.	165,524	12,386

		122,958

ENERGY 2.8%
Halliburton Co.	310,060	12,530
National Oilwell Varco, Inc.	287,645	20,351
Phillips 66	156,623	10,959
Plains Exploration & Production Co. (a)	96,809	4,595
Rentech, Inc.	2,910,142	6,839

		55,274

FINANCIALS 11.5%
Alleghany Corp. (a)	53,832	21,313
BankUnited, Inc.	401,169	10,278
Berkshire Hathaway, Inc. ‘B’ (a)	438,640	45,706
Capitol Federal Financial, Inc.	681,855	8,230
Genworth Financial, Inc. ‘A’ (a)	2,178,038	21,780
Northwest Bancshares, Inc.	734,363	9,319
NYSE Euronext	340,161	13,144
PHH Corp. (a)	467,217	10,260
SLM Corp.	1,108,613	22,705
TFS Financial Corp. (a)	1,766,733	19,134
ViewPoint Financial Group, Inc.	615,012	12,368
White Mountains Insurance Group Ltd.	62,437	35,409

		229,646

HEALTH CARE 1.5%
Merck & Co., Inc.	257,217	11,377
Pfizer, Inc.	664,810	19,186

		30,563

INDUSTRIALS 4.0%
3M Co.	331,270	35,217
Deere & Co.	327,627	28,170
General Dynamics Corp.	221,273	15,602

		78,989

INFORMATION TECHNOLOGY 5.9%
Apple, Inc.	23,059	10,206
Dell, Inc.	716,052	10,261
Intel Corp. (d)	2,218,759	48,480
Microsoft Corp.	1,658,043	47,437

		116,384

TELECOMMUNICATION SERVICES 0.6%
Sprint Nextel Corp. (a)	1,908,200	11,850

Total United States		661,320

Total Common Stocks (Cost $1,552,202)		1,779,612

EXCHANGE-TRADED FUNDS 3.5%
UNITED STATES 3.5%
SPDR Gold Trust	456,174	70,456

Total Exchange-Traded Funds (Cost $71,252)		70,456

PREFERRED STOCKS 0.3%
BRAZIL 0.3%
BANKING & FINANCE 0.3%
Itau Unibanco Holding S.A.	314,800	5,607

Total Preferred Stocks (Cost $4,350)		5,607

REAL ESTATE INVESTMENT TRUSTS 1.0%
UNITED STATES 1.0%
American Capital Agency Corp.	574,115	18,819

Total Real Estate Investment Trusts (Cost $18,114)		18,819

RIGHTS 0.2%
FRANCE 0.2%
HEALTH CARE 0.2%
Sanofi - Exp. 12/31/2020	2,604,991	4,637

Total Rights (Cost $5,401)		4,637

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$419	419

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $431. Repurchase proceeds are $419.)
U.S. TREASURY BILLS 0.0%
0.132% due 02/06/2014 - 03/06/2014 (b)(e)	620	619

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 4.4%
PIMCO Short-Term Floating NAV Portfolio	8,699,035	87,051

Total Short-Term Instruments (Cost $88,085)		88,089

PURCHASED OPTIONS (g) 0.3%
(Cost $6,321)		5,317

Total Investments 99.3% (Cost $1,745,725)		$1,972,537
Securities Sold Short (i) (0.9%) (Proceeds $16,543)		(17,253)
Written Options (h) (0.0%) (Premiums $132)		(290)
Other Assets and Liabilities (Net) 1.6%		32,217

Net Assets 100.0%		$1,987,211

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $12,258 and cash of $17,823 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Securities with an aggregate market value of $619 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(f)	OTC swap agreements outstanding as of March 31, 2013:

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Alamos Gold, Inc.	66,056	1-Month USD-LIBOR less a specified spread	CAD	954	02/25/2014	JPM	$(3)
Pay	Rentech Nitrogen Partners LP	26,825	1-Month USD-LIBOR less a specified spread		$1,029	05/15/2013	BOA	62
Pay	Rentech Nitrogen Partners LP	54,253	1-Month USD-LIBOR less a specified spread		2,082	05/24/2013	BOA	123
Receive	Logitech International S.A.	803,396	1-Month USD-LIBOR less a specified spread		5,469	02/18/2014	GST	(6)
Receive	Logitech International S.A.	164,702	1-Month USD-LIBOR less a specified spread		1,121	01/29/2014	JPM	(2)
Receive	Logitech International S.A.	164,701	1-Month USD-LIBOR less a specified spread		1,121	02/05/2014	JPM	(2)

								$172

(g)	Purchased options outstanding as of March 31, 2013:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Dell, Inc.	$15.000	08/17/2013	7,185	$93	$152
Put - CBOE Sprint Nextel Corp.	10.000	05/18/2013	5,922	2,491	2,308
Put - CBOE Sprint Nextel Corp.	10.000	08/17/2013	5,922	3,737	2,857

				$6,321	$5,317

(h)	Written options outstanding as of March 31, 2013:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOE Dell, Inc.	$14.000	04/20/2013	7,160	$121	$(281)
Call - CBOE Sprint Nextel Corp.	10.000	05/18/2013	5,922	5	0
Call - CBOE Sprint Nextel Corp.	10.000	08/17/2013	5,922	6	(9)

				$132	$(290)

(i)	Short sales outstanding as of March 31, 2013:

Description	Shares	Proceeds	Market Value
IntercontinentalExchange, Inc.	28,914	$4,520	$(4,715)
Liberty Global, Inc.	144,190	10,068	(10,583)
SPDR S&P Metals & Mining ETF	48,404	1,955	(1,955)

		$16,543	$(17,253)

(j)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	8,061	$	4,003	FBF	$14	$0	$14
04/2013		5,896		2,864	HUS	0	(53)	(53)
04/2013		2,165		1,047	UAG	0	(24)	(24)
04/2013	CAD	31,932		31,407	BOA	0	(26)	(26)
04/2013		31,932		31,410	BRC	0	(23)	(23)
04/2013		31,931		31,407	CBK	0	(26)	(26)
04/2013	CHF	17,578		18,898	CBK	381	0	381
04/2013	DKK	185,640		32,533	CBK	616	0	616
04/2013	EUR	7,496		9,717	CBK	108	0	108
04/2013		94,077		125,017	GLM	4,424	0	4,424
04/2013	GBP	50,906		77,167	BRC	0	(183)	(183)
04/2013		3,215		4,798	CBK	0	(87)	(87)
04/2013		22,629		34,164	DUB	0	(219)	(219)
04/2013		4,569		6,912	RBC	0	(30)	(30)
04/2013	HKD	10,696		1,380	CBK	2	0	2
04/2013		329,769		42,553	HUS	66	0	66
04/2013		89,400		11,520	MSC	2	0	2
04/2013	ILS	29,038		7,446	DUB	0	(535)	(535)
04/2013	JPY	11,250,219		118,162	BOA	0	(1,350)	(1,350)
04/2013		1,760,903		18,664	HUS	0	(43)	(43)
04/2013	MXN	257,914		20,556	HUS	0	(323)	(323)
04/2013		3,304		258	UAG	0	(10)	(10)
04/2013	NOK	342,546		59,964	BPS	1,317	0	1,317
04/2013		342,545		60,136	UAG	1,488	0	1,488
04/2013	SEK	62,696		9,667	UAG	46	0	46
04/2013	SGD	4,040		3,261	UAG	4	0	4
04/2013		$73,559	AUD	72,077	CBK	1,484	0	1,484
04/2013		4,100	BRL	8,061	FBF	0	(111)	(111)
04/2013		2,928		5,896	HUS	0	(10)	(10)
04/2013		1,075		2,165	UAG	0	(4)	(4)
04/2013		31,036	CAD	31,932	BOA	397	0	397
04/2013		31,039		31,932	BRC	394	0	394
04/2013		31,038		31,931	CBK	394	0	394
04/2013		15,542	CHF	14,714	FBF	0	(43)	(43)
04/2013		3,032		2,864	HUS	0	(15)	(15)
04/2013		400	DKK	2,315	BPS	0	(2)	(2)
04/2013		130,623	EUR	101,573	HUS	0	(421)	(421)
04/2013		1,092	GBP	722	HUS	5	0	5
04/2013		7,965	ILS	29,038	MSC	15	0	15
04/2013		18,519	JPY	1,760,903	FBF	187	0	187
04/2013		120,735		11,250,219	UAG	0	(1,223)	(1,223)
04/2013		20,139	MXN	261,217	MSC	1,008	0	1,008
04/2013		553	NOK	3,229	BPS	1	(1)	0
04/2013		9,673	SEK	62,696	BOA	0	(52)	(52)
04/2013		970	SGD	1,205	FBF	1	0	1
04/2013		2,286		2,835	GLM	0	0	0
04/2013	ZAR	172,585	$	19,815	HUS	1,114	0	1,114
05/2013	CHF	14,714		15,547	FBF	42	0	42
05/2013	DKK	183,325		31,639	CBK	107	0	107
05/2013		625		108	FBF	0	0	0
05/2013	EUR	101,573		130,651	HUS	425	0	425
05/2013	GBP	80,597		121,762	UAG	0	(682)	(682)
05/2013	KRW	4,966,241		4,534	JPM	87	0	87
05/2013	NOK	340,931		58,396	RBC	92	0	92
05/2013		340,931		58,448	RYL	144	0	144
05/2013	PLN	2,574		836	DUB	48	0	48
05/2013		$37,508	AUD	36,039	BRC	0	(67)	(67)
05/2013		37,511		36,038	DUB	0	(71)	(71)
05/2013		31,387	CAD	31,932	BOA	26	0	26
05/2013		31,390		31,932	BRC	23	0	23
05/2013		31,386		31,931	CBK	26	0	26
05/2013		118,185	JPY	11,250,219	BOA	1,351	0	1,351
05/2013		18,667		1,760,903	HUS	43	0	43
05/2013		9,661	SEK	62,696	UAG	0	(46)	(46)
06/2013	BRL	8,061	$	4,068	FBF	107	0	107
06/2013		$20,402	MXN	257,914	HUS	313	0	313
06/2013		256		3,304	UAG	10	0	10
07/2013	ILS	29,038	$	7,943	MSC	0	(15)	(15)
07/2013	SGD	1,205		971	FBF	0	(1)	(1)

						$16,312	$(5,696)	$10,616

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Common Stocks
Bermuda
Energy	$23,015	$33,150	$0	$56,165
Financials	0	36,348	0	36,348
Brazil
Financials	17,561	0	0	17,561
Canada
Energy	13,690	0	0	13,690
Materials	9,810	0	0	9,810
Denmark
Consumer Staples	0	37,626	0	37,626
Faeroe Islands
Consumer Staples	8,345	0	0	8,345
Financials	4,636	0	0	4,636
France
Consumer Discretionary	0	46,210	0	46,210
Consumer Staples	0	85,129	0	85,129
Energy	0	26,172	0	26,172
Utilities	0	47,138	0	47,138
Germany
Health Care	32,851	0	0	32,851
Industrials	0	4,629	0	4,629
Utilities	0	4,908	0	4,908
Hong Kong
Consumer Discretionary	0	9,020	0	9,020
Financials	0	62,493	0	62,493
Industrials	0	8,998	0	8,998
Israel
Health Care	11,195	0	0	11,195
Japan
Industrials	0	19,693	0	19,693
Information Technology	0	20,705	0	20,705
Netherlands
Consumer Staples	0	32,714	0	32,714
Energy	0	14,575	0	14,575
Financials	0	23,956	0	23,956
Information Technology	0	11,028	0	11,028
Norway
Consumer Staples	0	58,183	0	58,183
Singapore
Financials	0	1,238	0	1,238
Industrials	0	15,493	0	15,493
South Africa
Materials	12,952	0	0	12,952
South Korea
Consumer Discretionary	0	9,978	0	9,978
Sweden
Industrials	0	22,060	0	22,060
Switzerland
Consumer Staples	0	30,362	0	30,362
Financials	0	13,970	0	13,970
Health Care	0	24,193	0	24,193
Information Technology	0	7,938	0	7,938
Materials	0	10,957	0	10,957
United Kingdom
Consumer Staples	0	158,912	0	158,912
Energy	18,327	33,988	0	52,315
Financials	0	54,146	0	54,146
United States
Consumer Discretionary	15,656	0	0	15,656
Consumer Staples	122,958	0	0	122,958
Energy	55,274	0	0	55,274
Financials	229,646	0	0	229,646
Health Care	30,563	0	0	30,563
Industrials	78,989	0	0	78,989
Information Technology	116,384	0	0	116,384
Telecommunication Services	11,850	0	0	11,850
Exchange-Traded Funds
United States	70,456	0	0	70,456
Preferred Stocks
Brazil
Banking & Finance	5,607	0	0	5,607
Real Estate Investment Trusts
United States	18,819	0	0	18,819
Rights
France
Health Care	4,637	0	0	4,637
Short-Term Instruments
Repurchase Agreements	0	419	0	419
U.S. Treasury Bills	0	619	0	619
Central Funds Used for Cash Management Purposes	87,051	0	0	87,051
Purchased Options
Equity Contracts	0	5,317	0	5,317
	$1,000,272	$972,265	$0	$1,972,537
Short Sales, at value	$(17,253)	$0	$0	$(17,253)

Financial Derivative Instruments - Assets
Equity Contracts	0	185	0	185
Foreign Exchange Contracts	0	16,312	0	16,312
	$0	$16,497	$0	$16,497

Financial Derivative Instruments - Liabilities
Equity Contracts	0	(303)	0	(303)
Foreign Exchange Contracts	0	(5,696)	0	(5,696)

	$0	$(5,999)	$0	$(5,999)

Totals	$983,019	$982,763	$0	$1,965,782

(ii) There were assets and liabilities valued at $37,488 transferred from Level 2 to Level 1 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION OF THE PIMCO EMERGING MULTI-ASSET FUND AND PIMCO EqS PATHFINDER FUND® (“Consolidated Funds”)

PIMCO Cayman Commodity Fund V and VI (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2013 of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

PIMCO Emerging Multi-Asset Fund	PIMCO Cayman Commodity Fund V Ltd.	06/06/2011	07/01/2011	$74,851	$10	0.0%
PIMCO EqS Pathfinder Fund®	PIMCO Cayman Commodity Fund VI Ltd.	06/06/2011	06/20/2011	1,987,211	70,451	3.5%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which valuation adjustments have been applied to a quoted price from an active market or quoted prices from an active market were not available (Level 2) and have either become available or valued using a quoted price from an active market without any adjustments (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Consolidated Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Dividend and Income Builder Fund	$257,430	$15,083	$(4,527)	$10,556
PIMCO Emerging Multi-Asset Fund	76,881	629	(1,726)	(1,097)
PIMCO EqS® Dividend Fund	644,747	65,829	(15,153)	50,676
PIMCO EqS® Emerging Markets Fund	557,883	60,508	(36,681)	23,827
PIMCO EqS® Long/Short Fund	291,006	31,189	(501)	30,688
PIMCO EqS Pathfinder Fund®	1,748,225	286,862	(62,580)	224,282

(1) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals.

4. RELATED PARTY TRANSACTIONS

The PIMCO Emerging Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Multi-Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2013 (amounts in thousands):

PIMCO Emerging Multi-Asset Fund

Underlying PIMCO Funds	Market Value 06/30/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$436	$0	$(486)	$(14)	$64	$0	$0	$0
PIMCO Emerging Local Bond Fund	12,185	8,648	(1,743)	(28)	304	19,366	683	0
PIMCO Emerging Markets Bond Fund	8,304	5,915	(4,567)	362	71	10,085	378	4
PIMCO Emerging Markets Corporate Bond Fund	1,472	3,492	(36)	2	89	5,019	65	5
PIMCO Emerging Markets Currency Fund	772	1	(783)	(14)	24	0	1	0
PIMCO EqS® Emerging Markets Fund	18,618	20,495	(4,015)	(718)	2,388	36,768	241	0
PIMCO Short-Term Floating NAV Portfolio	5,018	32,303	(34,900)	0	1	2,422	3	0
Totals	$46,805	$70,854	$(46,530)	$(410)	$2,941	$73,660	$1,371	$9

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 06/30/2012	Purchases at Cost	Proceeds from Sales	Net Realized (Loss)	Change in Unrealized Appreciation	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Dividend and Income Builder Fund	$1,411	$115,416	$(105,000)	$(6)	$1	$11,822	$15	$0
PIMCO EqS® Dividend Fund	14,024	248,936	(243,800)	(4)	3	19,159	35	1
PIMCO EqS® Emerging Markets Fund	52,486	238,992	(255,750)	(47)	7	35,688	190	3
PIMCO EqS® Long/Short Fund	61,718	362,565	(404,500)	(113)	8	19,678	258	7
PIMCO EqS Pathfinder Fund®	129,357	603,268	(645,400)	(188)	14	87,051	555	13

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSX	Morgan Stanley Capital Group, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	ULO	UBS AG London
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	IBOV	Brazil Bovespa Index

Municipal Bond or Agency Abbreviations:
ST	State

Other Abbreviations:
ADR	American Depositary Receipt	GDR	Global Depositary Receipt	OIS	Overnight Index Swap
AID	Agency International Development	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	SP - GDR	Sponsored Global Depositary Receipt
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	SPDR	Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Douglas M. Hodge
Douglas M. Hodge
Principal Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas M. Hodge
Douglas M. Hodge
Principal Executive Officer

Date:	May 30, 2013

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 28, 2013